INVESTMENTS - Other-than-temporary impairment (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
INVESTMENTS
Loss from impairment of long-term investment (Note 9)	$ 6,911,549	¥ 47,986,882	¥ 0	¥ 33,000,000
Other income/ (expense)
INVESTMENTS
Other than temporary investment impairment (available-for-sale)		36,000,000		¥ 33,000,000
Other than temporary investment impairment (cost method)		¥ 12,000,000